BUSINESS ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of business combinations
Schedule of purchase price allocation

	Preliminary		Measurement period
	amounts		adjustments	Final amounts

Goodwill	1,877	(1)	—	1,877	(1)
Customer base	643		(192)	451	(2)
Trademark	—		41	41
Other non-current assets	32		128	160
Current assets	44		—	44
Cash and cash equivalents	13		—	13
Current liabilities	(59)		(47)	(106)
Non‑current liabilities	(128)		4	(124)

Total consideration	2,422		(66)	2,356
Including:
Fair value of contingent consideration	907		(66)	841
Cash paid	1,515	(3)	—	1,515	(3)
(1)	The goodwill is attributable to the market position obtained and expected synergies resulted from the acquisition and allocated to the “Russia Convergent” operating segment.
(2)	Amortized over the term of 7 years.
(3)	Cash consideration for IT-Grad was paid in 2019.

Schedule of liabilities and indemnification assets in respect to deferred payments

	KS	MDTZK	ProgTech
Expected timing of deferred payment	January, 2019	February, 2019	August, 2019 –
			August, 2020
Deferred payment per agreement	78	60	32
Provision for tax liabilities related to pre-acquisition period as of acquisition date	(134)	(125)	(29)
Liability on deferred payment	—	—	(3)
Indemnification asset	56	65	—

The Group recognized the indemnification asset in respect to deferred payments on acquisition of ProgTech as of December 31, 2019:

Deferred payment per agreement	32
Provision for tax liabilities related to the pre-acquisition period	(29)
Indemnification asset	3

Schedule of business acquisitions proforma financial data

	2019	2018	2017
	RIKT, Kinopolis,	MTS Bank, MDTZK, Kulturnaya Sluzhba,	Oblachny Retail,
Pro forma:	Narodnoje	Progtech, Dekart, IT Grad, Serebryaniy Bor	BCC, Praliss
Net revenues	476,257	463,110	418,185
Net income	55,101	8,194	55,881

Schedule of business acquisitions actual information financial data

	2019	2018	2017
	RIKT, Kinopolis,	MTS Bank, MDTZK, Kulturnaya Sluzhba,	Oblachny Retail,
	Narodnoje	Progtech, Dekart, IT Grad, Serebryaniy Bor	BCC, Praliss

Net revenues	238	13,261	37
Net (loss)/income	(15)	615	(105)

Companies acquired in 2019
Disclosure of business combinations
Schedule of fair values of the identifiable assets and liabilities on acquisition date

Goodwill (1)	105
Other intangible assets (2)	172
Property, plant and equipment	118
Trade and other receivables	12
Cash and cash equivalents	6
Other current assets	9
Other non-current assets	14
Current liabilities	(37)
Non‑current liabilities	(39)

Consideration transferred (in cash)	360
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Russia Convergent” operating segment.
(2)	Amortized over the average term of 12 years.

Schedule of details of acquisitions of subsidiaries

The following table summarizes the details of acquisitions of subsidiaries under common control finalized in 2019:

	Consideration paid		Assets acquired
Acquired company	net of cash acquired*	Cash acquired	other than cash	Liabilities assumed

Kinopolis	2,030	12	1,017	58
Narodnoje	329	—	102	—

Total effect of acquisitions under common control	2,359	12	1,019	58

* Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Companies acquired in 2018
Disclosure of business combinations
Schedule of fair values of the identifiable assets and liabilities on acquisition date

	KS		MDTZK		ProgTech
Goodwill	479	(1)	2,033	(2)	213	(3)
Customer base	37	(4)	727	(4)	123	(5)
Trademark	129	(4)	779	(4)	—
Other non-current assets	43		145		172
Current assets	117		202		15
Cash and cash equivalents	39		542		28
Current liabilities	(383)		(868)		(80)
Liability under put option agreement over non-controlling interests	(106)		—		—
Non-current liabilities	(34)		(370)		(76)
Total consideration	321		3,190		395
Including:
Fair value of contingent consideration	54		—		3
Cash paid	267		3,190		392
(1)

The goodwill is attributable to the market significance of the acquiree in the Russian event ticketing industry and expected synergies resulted from the acquisition and allocated to the “Ponominalu” operating segment.

(2)

The goodwill is attributable to the market significance of the acquiree in the Russian event ticketing industry and expected synergies resulted from the acquisition and allocated to the “Ticketland” operating segment.

(3)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Moscow fixed line” operating segment.
(4)	Amortized over the term of 10 years.
(5)	Amortized over the term of 15 years.

Schedule of details of acquisitions of subsidiaries

The details of acquisitions of subsidiaries under common control in 2018 are as follows:

	Consideration			Assets
	paid net			acquired
	of cash	Cash		other than	Liabilities
Acquired company	acquired*	acquired		cash	assumed
Dekart	4,658	—		3,406	125
Serebryaniy Bor	1,711	—		383	—
MTS Bank	6,873	1,401	*	126,180	128,165
Total effect of acquisitions under common control	13,242	1,401		129,969	128,290

*    Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Companies acquired in 2017
Disclosure of business combinations
Schedule of fair values of the identifiable assets and liabilities on acquisition date

	BCC		Oblachny Retail		Praliss
Goodwill	62	(1)	524	(2)	208	(3)
Licenses	260	(4)	—		—
Other non-current assets	21		181		132
Current assets	5		23		—
Cash and cash equivalents	13		420		—
Current liabilities	(15)		(123)		—
Liability under put option agreement over non-controlling interests	—		(402)		—
Non‑current liabilities	(54)		(33)		(27)
Total consideration	292		590		313
Including:
Fair value of contingent consideration and earn-out payments	72		10		93
Additional contribution	—		420
Cash paid	220		160		220
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Russia convergent” operating segment.
(2)	The goodwill is attributable to the company employees and expected synergies resulted from the acquisition and allocated to the “Oblachny Retail” operating segment.
(3)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “eSports” operating segment.
(4)	Amortized over the term of 15 years on average.